Stock-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Activity [Line Items]
Holding period of restricted stock available to executives	4 years
Share based compensation arrangement long-term retention program restricted stock available to executive releasing period	10 years
Number of days considered for weighted average trading price	20 days
Percentage of annual retainers	60.00%
Percentage of additional annual retainers	100.00%
Stock Option Plan 2009 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Activity [Line Items]
Maximum number of shares, issued under the option plan	16,000,000
Number of shares available to be granted	7,516,831	8,457,666
Period of granted option	7 years
Option vested under stock option plan to employees and consultants	One-third on each of the first three anniversaries of the date of grant.
Stock Option Plan 1987 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Activity [Line Items]
Period of granted option	7 years